KRAMER LEVIN NAFTALIS & FRANKEL LLP

PETER G. SMITH

PHONE  212-715-7401
FAX  212-715-8000
PSMITH@KRAMERLEVIN.COM

May 13, 2014

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E

Washington, D.C. 20549

Re:

Bond Street Holdings, Inc.
Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Bond Street Holdings, Inc. (the “Company”), we are submitting a draft Registration Statement on Form S-1 (“Registration Statement”) to the staff of the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the initial public offering of the Company's common stock.

On behalf of our client, we confirm to you that as of the date of this letter, the Company is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act, because its total gross revenues during the fiscal year ended December 31, 2013, its most recently completed fiscal year, were less than $1 billion. In addition, on behalf of our client, we confirm to you that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

A formal filing of the Registration Statement will be made at a later date, which in no event will be later than 21 days before the Company commences its road show.

*  * *

If you have any questions please do not hesitate to contact me at (212) 715-7401.

Sincerely,

/s/ Peter G. Smith

Peter G. Smith

cc:

Kent Ellert

Paul Burner

Stuart Oran

1177 AVENUE OF THE AMERICAS    NEW YORK NY 10036-2714    PHONE 212.715.9100    FAX 212.715.8000    WWW.KRAMERLEVIN.COM